Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2016
Entity Registrant Name	dei_EntityRegistrantName	ULTRA SERIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000732697
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	cik0000732697_SupplementTextBlock
Ultra Series Fund

Supplement dated May 20, 2016

This Supplement amends the Prospectus for the Ultra Series Madison Target Retirement 2020 Fund, Ultra Series Madison Target Retirement 2030 Fund, Ultra Series Madison Target Retirement 2040 Fund, and Ultra Series Madison Target Retirement 2050 Funds dated May 1, 2016

Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund and Madison Target Retirement 2050 Fund

Ultra Series Fund | Madison Target Retirement 2020 Fund
Prospectus:	rr_ProspectusTable
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, on each fund summary page, under the heading “Principal Investment Strategies,” the second sentence in the second paragraph is deleted and replaced with the following:
Over time, the fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.

Ultra Series Fund | Madison Target Retirement 2030 Fund
Prospectus:	rr_ProspectusTable
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, on each fund summary page, under the heading “Principal Investment Strategies,” the second sentence in the second paragraph is deleted and replaced with the following:
Over time, the fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.

Ultra Series Fund | Madison Target Retirement 2040 Fund
Prospectus:	rr_ProspectusTable
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, on each fund summary page, under the heading “Principal Investment Strategies,” the second sentence in the second paragraph is deleted and replaced with the following:
Over time, the fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.

Ultra Series Fund | Madison Target Retirement 2050 Fund
Prospectus:	rr_ProspectusTable
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, on each fund summary page, under the heading “Principal Investment Strategies,” the second sentence in the second paragraph is deleted and replaced with the following:
Over time, the fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.